Borrowings and financial liabilities - Accounting treatment of the convertible notes (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Nov. 19, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€)
Disclosure of financial liabilities [line items]
Share price | € / shares	€ 0.64
Conversion price | € / shares	€ 648
Fair value of the convertible notes (in thousands of ) (A)	€ 30,352		€ 23,037
Fair value of the debt component (in thousands of ) (B)	2,250
Fair value of the derivative instruments (in thousands of ) (C = A - B)	819
Transaction price of debt component	2,227
Day one loss	€ 795
Convertible Notes to Kreos, 2021
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes	2,250,000	2,250,000
Number of shares issuable upon conversion | shares	2,250,000,000	2,250,000
Share price | € / shares	€ 0.494	€ 0.451
Conversion price | € / shares	€ 0.648	€ 0.648
Fair value of the convertible notes (in thousands of ) (A)		€ 3,046
Fair value of the debt component (in thousands of ) (B)		2,227
Fair value of the derivative instruments (in thousands of ) (C = A - B)	€ 916	€ 819
Change in fair value of the derivative instruments (in thousands of )	€ 97
Convertible Notes to Kreos, 2021 | Volatility
Disclosure of financial liabilities [line items]
Input to valuation	85	85
Convertible Notes to Kreos, 2021 | Credit spread
Disclosure of financial liabilities [line items]
Input to valuation	10	10
Nonconvertible Bonds To Kreos 2021 Contract
Disclosure of financial liabilities [line items]
Fair value of the convertible notes (in thousands of ) (A)	€ 3,864